SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation

(b)    Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).

Consolidation

(c)    Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions, if any, and balances due to, due from subsidiaries, and registered paid in capital have been eliminated upon consolidation.

On consolidation the entities should be combined for all periods that the relationship of common control started and the transaction would be treated as a capital transaction with any gain or loss on acquisition adjusted through equity. The consolidated entity would not recognize any goodwill and/or gain/losses from the acquisition and results of operations would be presented for all periods under common control.

The consolidated financial statements of the Company were prepared by applying the pooling of interest method. Under this method, the Company has been treated as the holding company of the subsidiaries for the financial years presented. Accordingly, the results of the Company include the results of the subsidiaries for three-year period ended December 31, 2023, 2024 and 2025. Such manner of presentation reflects the economic substance of the companies, which were under common control throughout the relevant periods, as a single economic enterprise, although the legal parent-subsidiary relationships may not have been established.

Use of estimates

(d)    Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to allowance for credit loss for accounts receivable, other receivables and loan to a related party, inventory valuation, useful lives and impairment for property and plant and equipment and deferred tax asset and valuation allowance. Actual results could vary from the estimates and assumptions that were used.

Risks and uncertainties

(e)    Risks and uncertainties

The main operations of the Company are located in Singapore. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Singapore. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Foreign currency translation and transaction and Convenience translation

(f)    Foreign currency translation and transaction and Convenience translation

The accompanying consolidated financial statements are presented in U.S. dollar (“US$”), which is the reporting currency of the Company. The functional currency of the Company and its subsidiaries, Maxwill (Asia) Pte. Ltd., LP Grace Pte. Ltd., Maxwill Pte. Ltd., Davis Commodities Pte. Ltd., Davis Commodities Global Pte. Ltd., Davis Commodities SEA Pte. Ltd., and Davis Commodities Asia Pte. Ltd. are the U.S. dollar. Maxwill Foodlink Pte. Ltd. uses the Singapore dollar (“S$”) as its functional currency.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive loss as other comprehensive income or loss. Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statements of operations and comprehensive income/(loss) as other income/(expenses).

The value of foreign currency including, the S$, may fluctuate against the US$. Any significant variations of the aforementioned currency relative to the S$ may materially affect the Company’s financial condition in terms of reporting in US$. The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

	December 31,
	2024	2025
US$ to S$ Year End	1.3435	1.2962
US$ to S$ Average Rate	1.3367	1.3114

Fair Value Measurement

(g)    Fair Value Measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

•	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash and cash equivalents, accounts receivable, other current assets, other receivables, amount due from related parties, loan to a related party, bank loans, operating lease liabilities, finance lease liabilities, amount due to related parties, accounts payables and other current liabilities are financial assets and liabilities. As of December 31, 2025, other than the unrealized losses on commodity future contracts measured at fair value (included in accruals and other current liabilities) and unrealized gains on commodity future contracts measured at fair value (included in prepaid expenses and other current assets), the carrying amount of these financial instruments are approximated to their respective fair values. The commodity futures contracts are measured at fair value on a recurring basis using the mark-to-market valuations reflected in month-end broker statements, which are based on observable market inputs. Accordingly, these instruments are classified within Level 2 of the fair value hierarchy.

Related parties	(h) Related parties We adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Cash and cash equivalents

(i)     Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, the Company’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use.

Periodically, the Company may carry cash balances at financial institutions more than the respective subsidiaries’ government insured limits in Singapore of S$100,000 per institution. The amount in excess of government insurance as of December 31, 2025 and 2024, was approximately US$999,974 (approximately S$1,296,142) and US$429,325 (approximately S$576,798), respectively. The Company has not experienced losses on these accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Accounts Receivable, net

 (j)     Accounts Receivable, net

Accounts receivable, net are stated at the original amount less an allowance for credit loss on such receivables. The allowance for credit loss is estimated based upon the Company’s assessment of various factors including historical experience, the age of the accounts receivable balances, current general economic conditions, future expectations and customer specific quantitative and qualitative factors that may affect the customers’ ability to pay. An allowance is also made when there is objective evidence for the Company to reasonably estimate the amount of probable loss.

Inventories

(k)    Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in, first-out principle, and includes expenditure incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition.

Property, plant and equipment, net

(l)    Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Investment property	40 years
Right-of-use asset	3 years
Furniture and fittings, office equipment, renovation and computer and software	3 years
Motor vehicle	10 years

Expenditures for repair and maintenance costs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred, whereas the expenditures for major renewals and betterments that substantially extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income.

Impairment of long-lived assets

(m)     Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairment of long-lived assets was recognized as of December 31, 2024 and 2025.

Commitments and contingencies

(n)     Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Revenue recognition

(o)    Revenue recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Topic 606, “Revenue from Contracts with Customers”. This topic clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP. Simultaneously, this topic supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. The core principle of the guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company currently generates its revenue from the following main sources:

Revenue from goods sold

Revenue from sales of goods and services in the ordinary course of business is recognized when the Company satisfies a performance obligation (‘‘PO’’) by transferring control of a promised good or service to the customer. The amount of revenue recognized is the amount of the transaction price allocated to the satisfied PO.

The transaction price is allocated to each PO in the contract on the basis of the relative stand-alone selling prices of the promised goods or services. The individual stand-alone selling price of a good or service that has not previously been sold on a stand-alone basis, or has a highly variable selling price, is determined based on the residual portion of the transaction price after allocating the transaction price to goods and/or services with observable stand-alone selling price. A discount or variable consideration is allocated to one or more, but not all, of the performance obligations if it relates specifically to those performance obligations.

Transaction price is the amount of consideration in the contract to which the Company expects to be entitled in exchange for transferring the promised goods or services. The transaction price may be fixed or variable and is adjusted for time value of money if the contract includes a significant financing component. Consideration payable to a customer is deducted from the transaction price if the Company does not receive a separate identifiable benefit from the customer. When consideration is variable, if applicable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved.

Revenue may be recognized at a point in time or over time following the timing of satisfaction of the PO. If a PO is satisfied over time, revenue is recognized based on the percentage of completion, reflecting the progress towards complete satisfaction of that PO. Typically, POs for products and services where the process is as described below, the PO is satisfied at a point in time.

For the sale of sugar, rice and fat and oil products, the Company typically receives purchase orders from its customers which will set forth the terms and conditions, including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is the delivery of the finished product to the customer at their location, at which point title to that asset passes to the customer. The completion of this earning process is evidenced by a transport document such as a bill of lading or delivery order. The Company recognizes gross product revenue at a time when the control of products or services is transferred to customers. Typical payment terms set forth in the purchase order ranges from 30 to 90 days from the date of delivery.

To distinguish a promise to provide products from a promise to facilitate the sale from a third party, the Company considers the guidance of control in ASC 606-10-55-37A and the indicators in 606-10-55-39. The Company considers this guidance in conjunction with the terms in the Company’s arrangements with both suppliers and customers.

In general, the Company controls the products, as it has the obligation to (i) fulfill the products’ delivery and (ii) bears any inventory risk as its legal owner. In addition, when establishing the selling prices for delivery of the products, the Company has control to set its selling price to ensure it would generate profit for the products delivered. The Company believes that all these factors indicate that the Company is acting as a principal in this transaction. As a result, revenue from the sales of products is presented on a gross basis.

Shipping, storage and handling and insurance costs associated with outbound freight after control over a product has transferred to a customer are accounted for as a fulfillment cost and are included in cost of revenue.

Rental income from investment property

In accordance with ASC 842 Lease Topics, the Company accounts for the rental of investment property as direct finance leases where, lease income from the perspective of lessor is recognized on the Company’s statement of income on a straight-line basis over the term of the lease once management has determined that the lease payments are reasonably expected to be collected. The performance obligation under these leasing arrangements is to lease the investment property to the lessee, and to ensure that the investment property is available for use over the life of the lease contract. Rental income from investment property included in Other Income amounted to US$26,637, US$27,086 and US$29,295 for the fiscal years ended December 31, 2023, 2024 and 2025, respectively.

Cost of revenue	(p) Cost of revenue Cost of revenue mainly consists of cost of finished goods, labor costs, repacking costs, shipping, storage and handling and insurance costs.
Selling and marketing expenses

(q)    Selling and marketing expenses

Selling expenses mainly consists of promotion and marketing expenses and transportation expenses. The Company does not carry any capitalized contract acquisition costs that would be amortized to its results of operations over time, and potential expenses related to customer and contract acquisitions costs if any are accounted for as periodic costs.

General and administrative expenses

(r)    General and administrative expenses

General and administrative expenses mainly consist of staff cost, depreciation, office supplies and upkeep expenses, travelling and entertainment, legal and professional fees, property and related expenses, other miscellaneous administrative expenses.

Operating leases

(s)     Operating leases

The Company adopted ASC 842 on January 1, 2019. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current, in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Finance leases

(t)     Finance leases

The Company accounts for leases in accordance with ASC 842, Leases. At the commencement date of a lease, the Company recognizes a finance lease liability for leases with an initial term greater than 12 months. Lease liabilities are measured at the present value of lease payments over the lease term, discounted using the Company’s incremental borrowing rate, unless the implicit rate in the lease is readily determinable.

Leases are classified as finance leases based on the criteria set forth in ASC 842. For finance leases, the Company recognizes interest expense on the lease liability and depreciation expense on the leased asset separately in the consolidated statements of and comprehensive income/(loss). Motor vehicles acquired under finance lease arrangements are recognized as motor vehicles within property, plant and equipment as assets, with a corresponding finance lease liability recognized on the consolidated balance sheets. The motor vehicles are depreciated over the estimated useful lives.

(u)     Employee benefits

The Company participates in the Central Provident Fund (“CPF”) scheme in Singapore, under which it is required to make statutory contributions for eligible employees in accordance with the Central Provident Fund Act 1953. CPF contributions are calculated based on prescribed rates, which vary depending on factors such as employee residency status, age and wage level. The Company’s contributions are recognized as employee benefit expenses in the period in which they are incurred and included in “General and administrative expenses” in the consolidated statements of operations and comprehensive income/(loss).

(v)     Share-based compensation

The Company follows ASC 718, Compensation - Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense for all share-based payment awards, including restricted stock units, based on estimated grant date fair values. Restricted stock units are valued using the market price of the Company’s common shares on the date of grant. The Company records compensation expense, net of estimated forfeitures, over the requisite service period.

Income taxes

(w)     Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended December 31, 2024 and 2025, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Earnings/(loss) per share

(x)    Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing net earnings/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using two-class method. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. For the years ended December 31, 2023, 2024 and 2025, there were no dilutive shares and hence no dilutive earnings/(loss) per share.

The following table sets forth the computation of basic and diluted earnings/(loss) per share for the years ended December 31, 2023, 2024 and 2025, which includes both Class A Ordinary Shares and Class B Ordinary Shares:

	For the years ended December 31,
	2023		2024		2025
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Earnings/(loss) per share, basic and diluted
Numerator:
Allocation of undistributed net earnings/(loss) (in US$’000)	$326	760	(1,150)	(2,379)	(1,641)	(3,394)
Denominator:
Weighted average number of ordinary shares	354,054	825,750	399,283	825,750	399,283	825,750
Earnings/(loss) per share, basic and diluted (in US$)	$0.92	0.92	(2.88)	(2.88)	(4.11)	(4.11)

(y) Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM has been identified as the Company’s Chief Executive Officer, who uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operation results by the revenue of different services. See Note 12, Revenues and segment information for additional information.

Recent accounting pronouncements

(z)     Recent accounting pronouncements

Recent Adopted Standards

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires specific disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will result in the required additional disclosures being included in the consolidated financial statements, once adopted. The Company adopted ASU 2023-09 for the year ended December 31, 2025, on a prospective basis. See Note 13, Income Tax Expenses for additional information.

Recent Accounting Pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03, “Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”), which requires the disaggregation of certain expenses in the financial statements notes, to provide enhanced transparency into the expense captions presented on the face of the consolidated statement of operations. ASU 2024-03 is effective for annual reporting periods beginning January 1, 2027 and interim periods beginning January 1, 2028 and may be applied either prospectively or retrospectively. The Company is currently evaluating the impact that ASU 2024-03 will have on its related disclosures, and the transition method.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments–Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets” (“ASU 2025-05”). The amendments provide a practical expedient and, if applicable, an accounting policy election to simplify the measurement of credit losses for certain receivables and contract assets. The amendments are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in any interim or annual period in which financial statements have not been issued or made available for issuance. The Company is assessing the effect of this update on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, which addresses a wide range of topics in the FASB Accounting Standards Codification. The ASU contains numerous amendments, technical corrections, and clarifications to enhance the clarity and consistency of existing U.S. GAAP. The standard is effective for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years, with early adoption permitted. The Company is assessing the effect of this update on its consolidated financial statements and related disclosures.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.